U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, DC  20549

                              FORM 24F-2
                   ANNUAL NOTICE OF SECURITIES SOLD
                        PURSUANT TO RULE 24F-2

       Read instructions at end of Form before preparing Form.
                        Please print or type.


1.   Name and address of issuer:
       Trust for U.S. Treasury Obligations
               Federated Investors
            Federated Investors Tower
       Pittsburgh, Pennsylvania 15222-3779

2. Name of each series or class of funds for which this notice is filed:
     Trust for U.S. Treasury Obligations

3.   Investment Company Act File Number:
811-2951
     Securities Act File Number:
2-65505

4.   Last day of fiscal year for which this notice
is filed:                                September 30,1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's
     24f-2 declaration:

                                                  [   ]


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     0:$0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     3,093,662,257:$3,093,662,257

9. Number and aggregate sale price of securities sold during the fiscal year (includes DRIP shares):

     11,118,761,757:$11,118,761,757

10.  Number and aggregate sale price of
     securities sold during the fiscal year in reliance upon registration pursuant to rule
     24f-2:

     8,025,099,500:$8,025,099,500

11.  Number and aggregate sale price of
     securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:


12.  Calculation of registration fees:

     (i)  Aggregate sale price of securities sold
          during the fiscal
          year in reliance on rule 24f-2 (from
          Item 10):                          $
          8,025,099,500
     (ii) Aggregate price of shares issued in
          connection with
          dividend reimbursement plans
          (from Item 11, if applicable)      +
     (iii)
          Aggregate price of shares redeemed or
          repurchased
          during the fiscal year (if applicable)- 8,025,099,500
     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees

          pursuant to rule 24e-2 (if applicable)+             0
     (v)  Net aggregate price of securities sold
          and issued during
          the fiscal year in reliance on rule
          24f-2 [line (i), plus
          line (ii), less line (iii), plus line
          (iv)] (if applicable):             $
          0
     (vi) Multiplier prescribed by Section 6(b)
          of the Securities
          Act of 1933 or other applicable law or
          regulation
          (see Instruction C.6):             x
          1/3300
     (vii)                                   Fee
          due [line (i) or line (v) multiplied by
          line (vi)]:                        $


Instruction:
          Issuers should complete lines (ii),
          (iii), (iv), and (v) only if the form
          in being filed within 60 days after the
          close of the issuer's fiscal year.  See
          Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
     (17 CFR 202.3a).

                                                  []

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ S. Elliott Cohan
                    S. Elliott Cohan
                    Assistant Secretary

Date:               November 15, 1996

*  Please print the name and title of the signing officer below the signature.